Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	Amortization	As of December 31,
	Period (years)	2024	2023
Franchise right - authorized by THRI	20	71,884,000	70,827,000
Franchise right - upfront franchise fees	2-13.5	84,994,957	77,576,986
Less: accumulated amortization		(59,859,869)	(37,437,913)

Intangible assets, net		97,019,088	110,966,073

Schedule of Amortization of Intangible Assets

Amortization of intangible assets is charged to Store depreciation and amortization and Franchise and royalty expenses as follows:

	For the year ended December 31
	2024	2023	2022
Store depreciation and amortization	14,401,566	7,329,142	5,606,317
Franchise and royalty expenses	10,283,615	5,365,457	3,712,684

Total	24,685,181	12,694,599	9,319,001

Schedule of Estimated Future Amortization Expenses

The estimated future amortization expenses related to the intangible assets are set forth as follows:

Year ended December 31, 2025	15,109,979
2026	14,117,728
2027	11,100,536
2028	8,570,266
2029	6,552,949
Thereafter	41,567,630
97,019,088